Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

13. Benefit Plans

The Corporation has a noncontributory Defined Benefit Pension Plan (the "Pension Plan") covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee's years of service and compensation.

The Corporation's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. Management contributed $2 million in September 2010, which was deductible on the 2010 tax return and was reflected in deferred tax liabilities at December 31, 2010. In January 2011, management contributed $14 million, of which $12.4 million was deductible on the 2010 tax return and $1.6 million on the 2011 tax return. In January 2012, management contributed $15.9 million, of which $14.3 million was deductible on the 2011 tax return and $1.6 million on the 2012 tax return. The entire $14.3 million deductible on the 2011 tax return is reflected as part of the deferred taxes at December 31, 2011. See Note 14 of these Notes to Consolidated Financial Statements. Park does not expect to make any additional contributions to the Pension Plan in 2012.

Using an accrual measurement date of December 31, 2011 and 2010, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2011	2010
Change in fair value of plan assets
Fair value at beginning of measurement period	$85,464	$75,815
Actual return on plan assets	1,813	11,296
Company contributions	14,000	2,000
Benefits paid	(4,696)	(3,647)
Fair value at end of measurement period	$96,581	$85,464

Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$74,164	$60,342
Service cost	4,557	3,671
Interest cost	3,967	3,583
Actuarial loss	3,515	10,215
Benefits paid	(4,696)	(3,647)
Projected benefit obligation at the end of measurement period	$81,507	$74,164
Funded status at end of year (assets less benefit obligation)	$15,074	$11,300

The asset allocation for the Pension Plan as of the measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2011	2010
Equity securities	50% - 100%	80%	86%
Fixed income and cash equivalents	remaining balance	20%	14%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets was 7.75% in 2011 and 2010. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $71.4 million and $63.5 million at December 31, 2011 and 2010, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2011 and 2010, the fair value of the 115,800 common shares held by the Pension Plan was $7.5 million, or $65.06 per share and $8.4 million, or $72.67 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2011 and December 31, 2010 were as follows:

	2011	2010
Discount rate	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below in thousands:

2012	$5,535
2013	4,999
2014	5,543
2015	6,259
2016	6,284
2017-2021	37,823
Total	$66,443

The following table shows ending balances of accumulated other comprehensive income (loss) at December 31, 2011 and 2010.

(In thousands)	2011	2010
Prior service cost	$(74)	$(93)
Net actuarial loss	(32,163)	(24,410)
Total	(32,237)	(24,503)
Deferred taxes	11,283	8,576
Accumulated other comprehensive loss	$(20,954)	$(15,927)

Using an actuarial measurement date of December 31 for 2011, 2010 and 2009, components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss) were as follows:

(In thousands)	2011	2010	2009
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (Loss)
Service cost	$(4,557)	$(3,671)	$(3,813)
Interest cost	(3,967)	(3,583)	(3,432)
Expected return on plan assets	7,543	5,867	4,487
Amortization of prior service cost	(19)	(22)	(34)
Recognized net actuarial loss	(1,411)	(1,079)	(2,041)
Net periodic benefit cost	$(2,411)	$(2,488)	$(4,833)
Change to net actuarial (loss)/gain for the period	$(9,164)	$(4,835)	$7,591
Amortization of prior service cost	19	22	34
Amortization of net loss	1,411	1,079	2,041
Total recognized in other comprehensive (loss)/income	(7,734)	(3,734)	9,666
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,145)	$(6,222)	$4,833

The estimated prior service costs for the Pension Plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $20,000. The estimated net actuarial (loss) expected to be recognized in the next fiscal year is $(2.0) million.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2011 and 2010 are listed below:

	2011	2010
Discount Rate	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%

Management believes the 7.75% expected long-term rate of return is an appropriate assumption given historical performance of the S&P 500 Index, which management believes is a good indicator of future performance of Pension Plan assets.

The Pension Plan maintains cash in a Park National Bank savings account. The Pension Plan cash balance was $2.1 million at December 31, 2011.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The market value of Pension Plan assets at December 31, 2011 was $96.6 million. At December 31, 2011, $83.2 million of equity investments in the Pension Plan were categorized as Level 1 inputs; $13.4 million of plan investments in corporate and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value is based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The market value of Pension Plan assets was $85.5 million at December 31, 2010. At December 31, 2010, $73.5 million of investments in the Pension Plan were categorized as Level 1 inputs; $12.0 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.1 million, $1.0 million, and $1.5 million for 2011, 2010 and 2009, respectively.

The Corporation has a Supplemental Executive Retirement Plan (SERP) covering certain key officers of the Corporation and its subsidiaries with defined pension benefits in excess of limits imposed by federal tax law. At December 31, 2011 and 2010, the accrued benefit cost for the SERP totaled $7.2 million. The expense for the Corporation was $0.6 million for 2011 and $0.5 million for both 2010 and 2009.